Average Annual Total Returns - Class D Shares - Janus Henderson Money Market Fund - Class D - Return Before Taxes	1 Year	5 Years	10 Years	Since Inception	Inception Date
Total	0.28%	0.78%	0.39%	2.15%	Feb. 14, 1995